SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2019 $ / shares
Disclosure of continuing involvement in derecognised financial assets [line items]
Share issue related cost	$ 7,283		$ 8,466		$ 40
Capitalized to exploration and evaluation assets	9,827	$ 9,827	46,781	$ 46,781	43,338
Finance cost	84		444		157
Common shares issued for cash, exercise of stock options, amount			112
Gross proceeds on cash commission	87
Share-based payments	144		$ 130		1,177
Share Capital [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Cash commission, percent			3.00%
Share issue related cost			$ 471
Exercise price of warrants | $ / shares				$ 0.80
Fair value of warrant			$ 2,296
Common shares issued | shares			3,000,000
Common shares issued units | shares			7,105,658
Common shares issued per unit | $ / shares				0.65
Common shares, aggregate proceeds			$ 4,619
Bought-deal financing, amount			$ 25,000,000
Market offering under prospectus supplements, shares | shares			151,800
Market offering under prospectus supplements, amount			$ 137
Offering price per share | $ / shares				$ 2.00
Additional share issuance cost			4
Gross proceeds on cash commission			324
Legal and professional costs			185
Reflected as share issuance costs			256
Fair value of warrants			253
Issuance costs relating to the shelf registration			168
Net share capital allocation			4,223
Warrants [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Equity attributable to common share	5,124	5,124	2,323	$ 2,323
Share Capital And Share-Based Payment [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Capitalized to exploration and evaluation assets	$ 37	$ 37	20	20	$ 127
Share Capital [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Cash commission, percent	7.00%
Warrants issued during the period	$ 464,122
Common shares issued units | shares	5,411,900
Common shares issued per unit | $ / shares		$ 0.85
Common shares, flow through shares | shares	2,323,460
Common shares, flow through share price | $ / shares		0.99
Common shares, flow through premium	$ 247
Common shares, share capital allocation	4,877
Common shares, aggregate proceeds	$ 5,240
Market offering under prospectus supplements, shares | shares	4,954,000
Market offering under prospectus supplements, amount	$ 2,924
Offering price per share | $ / shares		$ 0.99
Additional share issuance cost	75
Gross proceeds on cash commission	367
Legal and professional costs	115
Reflected as share issuance costs	472
Fair value of warrants	10
Share-based payments	130
Issuance costs relating to the shelf registration	$ 168
Weighted average remaining life (years)	2 years 4 months 13 days
Restricted Share Units [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Capitalized to exploration and evaluation assets	$ 49	$ 49	$ 50	$ 50
Carrying value of RSUs exercised, Shares | shares	565,259		274,658
Common shares issued for cash, exercise of stock options, amount			$ 112
Common shares issued for cash, exercise of stock options, shares | shares			87,500
Gross proceeds on cash commission			$ 5
Share-based payments	$ 793		$ 500
Restricted share units outstanding | shares	2,372,875	2,372,875	1,235,300	1,235,300
Restricted share granted | shares	1,730,500	1,730,500	1,081,500	1,081,500
Weighted average fair value, per share | $ / shares						$ 0.79
Stock options [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Stock option grant percent			10.00%